Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable equity securities - Measurement Alternative - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Investment Securities [Line Items]
Measurement alternative impairment losses	¥ (5,155)	¥ (2,834)
Measurement alternative downward changes for observable prices	(440)	0
Measurement alternative upward changes for observable prices	5,090	¥ 1,075
Cumulative impairment losses	17,383		¥ 12,354
Cumulative downward changes for observable prices	1,393		954
Cumulative upward changes for observable prices	¥ 59,160		¥ 54,223